CONDENSED CONSOLIDATED BALANCE SHEETS (Parentheticals) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Secured promissory note, net of debt discount (in Dollars)	$ 70,981	$ 252,933	$ 72,038
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	350,000,000	350,000,000	350,000,000
Common stock, shares issued	59,268,085	59,268,085	50,463,732
Common stock, shares outstanding	59,268,085	59,268,085	50,463,732